Mezzanine Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
The following table summarizes the net (income) loss allocated to our redeemable noncontrolling interests (in thousands):

	Three Months Ended March 31,
	2019	2018
Net (income) loss allocated to redeemable noncontrolling interests:
Ashford Holdings	$4	$12
J&S	(227)	(355)
OpenKey	202	282
Total net (income) loss allocated to redeemable noncontrolling interests	$(21)	$(61)

The following table summarizes the net (income) loss allocated to our redeemable noncontrolling interests (in thousands).

	Year Ended December 31,
	2018	2017	2016
Net (income) loss allocated to redeemable noncontrolling interests:
Ashford Holdings (1)	$(9)	$19	$4
J&S	361	136	—
OpenKey	1,086	1,329	1,143
Total net (income) loss allocated to redeemable noncontrolling interests	$1,438	$1,484	$1,147
________

(1)	Represents the 0.2% interest in Ashford LLC prior to our legal entity restructuring on April 6, 2017 and 0.2% interest in Ashford Holdings thereafter.

Dividends Declared
The Series B Convertible Preferred Stock quarterly dividend for all issued and outstanding shares was $0.3438 for the three months ended March 31, 2019. The Company declared and paid dividends as presented below:

	Three Months Ended March 31,
	2019	2018
Preferred dividends	$2,791	$—

The Series B Convertible Preferred Stock quarterly dividend for all issued and outstanding shares was $0.3438 per share for the three months ended December 31, 2018. The Company declared and paid dividends as presented below:

	Year Ended December 31,
	2018	2017	2016
Preferred dividends	$4,466	$—	$—